Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Accounts payable	$ 5,598	$ 4,954
Accrued expenses	4,016	3,954
Accrued vacation, salaries and wages	4,131	4,790
Interest payable	1,478	1,199
Taxes payable	1,457	1,556
Total accounts payable and accrued liabilities	16,680	16,453
Advance billings and customer deposits	3,125	2,829
Dividends payable	2,307	1,539
Other	3,217	2,296
Total other current liabilities	$ 8,649	$ 6,664